Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Operating activities
Net loss for the year	$ (5,231,295)	$ (4,023,504)	$ (1,144,525)
Items not affecting cash
Deferred income tax recovery			(404,600)
Loss on investment in associate			95,892
Depreciation	28,274	27,039	131,486
Unrealized foreign exchange		9,575	(1,370)
Loss on fair value of contingent shares receivable			22,500
Loss on disposal of property, plant and equipment	1,760	3,985	22,692
Impairment of marketable securities			162,000
Impairment of investment in associate			470,700
Impairment of exploration and evaluation assets			97,044
Gain on transfer of spin-out assets			(3,115,422)
Share-based payments	2,693,070	1,869,010	950,740
Accounts receivable and prepaid expenses	11,935	2,566	(342,649)
Trade and other payables	(178,511)	(209,807)	39,546
Net cash used in operating activities	(2,674,767)	(2,321,136)	(3,015,966)
Investing activities
Exploration and evaluation assets deposits			683
Deposits on mill equipment	(3,642,826)	(324,600)	(692,000)
Property, plant and equipment – purchase	(305,074)	(22,538)	(2,516)
Exploration and evaluation assets – costs	(8,860,153)	(5,177,485)	(3,668,974)
Net cash used in investing activities	(12,808,053)	(5,524,623)	(4,362,807)
Financing activities
Cash paid to Almadex pursuant to the plan of arrangement			(3,000,000)
Issuance of shares, net of share issue costs	19,115,418	4,091,646	8,428,953
Options exercised	1,105,290	143,490
Share issuance cost on cashless exercise of options (Note 12(d))	(203,232)
Warrants and finders’ warrants exercised	2,029,872	7,157,851
Net cash from financing activities	22,047,348	11,392,987	5,428,953
Change in cash and cash equivalents	6,564,528	3,547,228	(1,949,820)
Cash and cash equivalents, beginning of year	9,770,006	6,222,778	8,172,598
Cash and cash equivalents, end of year	$ 16,334,534	$ 9,770,006	$ 6,222,778